Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite And Indefinite Lived Intangible Assets By Major Class [Table Text Block]
As of December 31, 2015 and 2016, the Company’s intangible assets consisted of the followings:

	December 31, 2015
	Weighted
	average
	amortization	Gross carrying	Accumulated
	period	Amount	amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	8,903
Technical know-how	5.7	209,084	(208,396)	—	688	106
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,287)	(131,177)	58,360	9,009

	December 31, 2016
	Weighted
	average
	amortization	Gross carrying	Accumulated
	period	Amount	amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	8,307
Technical know-how	5.7	209,084	(208,646)	—	438	63
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,537)	(131,177)	58,110	8,370

Schedule Of Finite Lived Intangible Assets Amortization Expense [Table Text Block]
The aggregated amortization expense for intangible assets for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Technical know-how	326	250	250	36

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2016, the estimated amortization expense for the next five years is as follows:
December 31,
2016
RMB
2017	250
2018	188
2019	—
2020	—
2021	—